Long-term Investments	9 Months Ended
Sep. 30, 2023
Long-term Investments
Long-term Investments
4.	Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities
	Without Readily		Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total

	(In thousands)
Balance at December 31, 2022	$196,579	$557,501	$239,550	$993,630
Investments made/transfers from prepayments	40,000	302,415	—	342,415
Loss from equity method investment, net	—	(5,716)	—	(5,716)
Dividend received from equity method investments	—	(771)	—	(771)
Disposal of investments	(3,463)	(14,250)	—	(17,713)
Reclassification of equity investment with readily determinable fair value to equity-method investment	—	153,407	(153,407)	—
Impairment on investments	(25,425)	—	—	(25,425)
Fair value change through earnings	7,027	—	10,567	17,594
Currency translation adjustment	(5,233)	(15,203)	—	(20,436)
Balance at September 30, 2023	$209,485	$977,383	$96,710	$1,283,578

For the nine months ended September 30, 2023, the Group invested in private high-tech companies totaling US$40.0 million, which were accounted for under investments without readily determinable fair values. The Group also invested US$302.4 million in companies, which mainly included US$230.8 million in INMYSHOW Digital Technology (Group) Co., Ltd. (“INMYSHOW”), and accounted these investments under equity method, for the nine months ended September 30, 2023. In March, 2023, the Group entered into certain share purchase agreement with an indirect subsidiary of SINA Corporation to purchase all equity interests in ShowWorld HongKong Limited, a shareholder of INMYSHOW. Immediately following this transaction and together with the Group’s existing shareholding in INMYSHOW, the Group hold in the aggregate approximately 26.57% of the total issued shares of INMYSHOW. Consequently, the Group reclassified its investment in INMYSHOW from equity securities with readily determinable fair values to equity-method.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of September 30, 2023, including cumulative upward and downward adjustments made to the initial cost basis of the securities. The Group recorded US$25.4 million downward adjustment for the nine months ended September 30, 2023, which was resulted from impairment for equity investments accounted for under the measurement alternative in the period. The impairment mainly included a US$15.9 million impairment charge on an online education company and a US$7.0 million impairment charge on an e-commence company, due to their unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Cumulative Results
(In thousands)
Initial cost basis	$698,997
Upward adjustments	92,737
Downward adjustments	(579,438)
Foreign currency translation	(2,811)
Total carrying value at September 30, 2023	$209,485

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. The Group recorded US$45.3 million fair value loss, which was gross unrealized loss as of September 30, 2023, and the fair value of the marketable securities was US$96.7 million as of September 30, 2023.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
INMYSHOW	$81,385	$62,952	$—	$144,337
Didi	142,000	—	(46,787)	95,213
December 31, 2022	$223,385	$62,952	$(46,787)	$239,550

Didi	$142,000	$—	$(45,290)	$96,710
September 30, 2023	$142,000	$—	$(45,290)	$96,710

The Group recorded a fair value change gain of US$9.1 million in INMYSHOW and US$1.5 million in Didi for the nine months ended September 30, 2023. Didi has officially delisted from NYSE in June 2022 and instead to trade under the “DIDIY” ticker on the OTC exchange. The Group continues to record the investment in Didi under equity securities with readily determinable fair values.